December 7, 2020

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SMALLCAP World Fund, Inc.

File Nos. 033-32785 and 811-05888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on November 30, 2020 of Registrant's Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 66 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton